SHARE-BASED COMPENSATION - Share Based Compensation Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SHARE-BASED COMPENSATION
Share-based compensation expenses	$ 120.3	$ 370.0	$ 360.2
Disposed Business
SHARE-BASED COMPENSATION
Share-based compensation expenses	63.7	338.7	350.6
Retained business
SHARE-BASED COMPENSATION
Share-based compensation expenses	56.6	31.3	9.6
Restricted Share Units ("RSUs")
SHARE-BASED COMPENSATION
Share-based compensation expenses	96.6	249.9	261.0
Synthetic Options And Business Units Equity Awards
SHARE-BASED COMPENSATION
Share-based compensation expenses	28.5	108.4	49.5
Employee Stock Option [Member]
SHARE-BASED COMPENSATION
Share-based compensation expenses	1.0	4.0	5.5
Performance Share Units ("PSUs")
SHARE-BASED COMPENSATION
Share-based compensation expenses	(8.4)	0.6	2.6
RSUs in respect of the Avride Group
SHARE-BASED COMPENSATION
Share-based compensation expenses	$ 2.6	5.1	4.3
Other
SHARE-BASED COMPENSATION
Share-based compensation expenses		$ 2.0	$ 37.3